Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	$ 13,440	$ 16,960	$ 17,824
Interest income recognized	725	640	1,090
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	1,468	1,989	2,187
Interest income recognized	100	85	119
Real Estate Construction Porfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	2,407	3,631	3,743
Interest income recognized	115	154	183
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	4,356	5,331	5,380
Interest income recognized	160	171	293
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	5,203	5,998	6,500
Interest income recognized	350	229	493
Consumer Portfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Average recorded investment	6	11	13
Interest income recognized	$ 0	$ 1	$ 1